CONTRIBUTED EQUITY - Schedule of Issued Capital (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Issued capital	$ 88,299,689	$ 92,443,999	$ 51,339,595
Issued capital
Disclosure of classes of share capital [line items]
Issued capital	$ 250,976,753	$ 197,985,920	$ 112,959,638	$ 58,764,248
Number of shares outstanding (in shares)	339,384,066	319,927,854	257,244,759	193,493,973